ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current, net	$1,364	$1,352
Non-current, net
Accounts receivable	77	283
Retainer on customer contract	77	70
Billing rights	668	733
Loan receivable from Brookfield Business Partners (1)	1,149	1,131
Total non-current, net	$1,971	$2,217
Total	$3,335	$3,569
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(1)See Note 22 for additional information.
Non-current billing rights primarily represent unbilled rights from the company’s water and wastewater operation in Brazil from revenues earned from the construction on public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The company’s construction operation has a retention balance, which comprises amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract. The retention balance included in the current accounts and other receivable, net as at June 30, 2024 was $53 million (December 31, 2023: $120 million).